Benefit Plans And Obligations For Termination Indemnity (Components Of The Plans Net Periodic Pension Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1,950	$ 10,200	$ 5,578
Interest cost	25,851	24,605	29,429
Expected return on Plans’ assets	(21,330)	(17,742)	(17,825)
Amortization of prior service cost	$ 0	0	(1,246)
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Immediate Recognition of Actuarial Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax
Recognition of net actuarial gain	$ 27,591	30,343	5,098
Total net periodic benefit cost	(21,120)	(13,280)	10,838
Accumulated benefit obligation	248,382	510,130	$ 561,350
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	109	128
Interest cost	66	58
Amortization of net actuarial loss	(157)	(138)
Total net periodic benefit cost	$ 18	$ 48